Supplementary Financial Statement Information (Details) - Schedule of financial expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial expenses:
Bank and other fees	$ 11	$ 63	$ 17
Remeasurement of financial instruments		3,230	2,154
Other financing expenses	23	10	9
Total financial expenses	34	$ 3,303	$ 2,180
Financial income:
Remeasurement of financial instruments	40
Total financial income	$ 40